Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	¥ 400,900	¥ 754,010
Lease liabilities	386,694	748,807
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	400,900	754,010	¥ 804,990	¥ 973,547
Lease liabilities	¥ 386,694	¥ 748,807